Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment
Property, Plant and Equipment

4.           Property, Plant and Equipment

Property, plant and equipment consist of the following:

	December 31,	December 31,
	2023	2024
	HK$	HK$

Property, plant and equipment:
Motor vehicles	1,814	1,814
Computer equipment	7	9
Furniture & office equipment	—	144
Fixtures & Fittings	—	199
	1,821	2,166

Accumulated depreciation	(1,814)	(1,874)
Disposed due to disposal of a subsidiary	—	(292)
Property, plant and equipment, net	7	—

Depreciation of property, plant and equipment from operating activities were HK$Nil, HK$Nil and HK$60 included in “Selling, general and administrative expenses” and gain on disposal of plant and equipment of HK$Nil, HK$Nil and HK$100 included in “Other income” during the years ended December 31, 2022, 2023 and 2024, respectively.